Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operations
Net income (loss)	$ 1,056.6	$ 1,130.0	$ 675.7
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	160.5	100.1	64.9
Net depreciation, amortization and (accretion)	783.9	973.2	798.7
Net gains on asset sales	(12.3)	(348.4)	(185.3)
(Benefit) provision for deferred income taxes	(569.2)	(426.7)	59.1
(Increase) decrease in finance receivables held for sale	(261.5)	(161.9)	407.6
Goodwill and intangible assets - impairments and amortization	29.0
Reimbursement of OREO expense from FDIC	7.2
Increase (decrease) in other assets	65.9	(106.5)	26.9
Increase (decrease) in other liabilities	(408.2)	32.9	(171.6)
Net cash flows (used in) provided by operations	851.9	1,192.7	1,676.0
Cash Flows From Investing Activities
Change in loans, net	(1,475.3)	(1,703.3)	(2,846.0)
Purchases of investment securities	(8,051.5)	(10,022.8)	(16,462.3)
Proceeds from maturities of investment securities	8,963.2	10,461.2	14,983.4
Proceeds from asset and receivable sales	2,328.8	3,692.4	1,812.3
Purchases of assets to be leased and other equipment	(3,052.5)	(3,028.9)	(2,335.9)
Net (increase) decrease in short-term factoring receivables	124.7	(8.0)	105.2
Purchases of restricted stock	(128.9)	(5.9)	(0.4)
Proceeds from redemption of restricted stock	20.3	2.4	0.8
Payments to the FDIC under loss share agreements	(18.1)
Proceeds from the FDIC under loss share agreements and pariticpation agreements	33.7
Proceeds from the sale of OREO, net of repurchases	60.8
Acquisitions, net of cash received	2,521.2	(448.6)
Net change in restricted cash	156.7	93.8	127.0
Net cash flows (used in) provided by investing activities	1,483.1	(967.7)	(4,615.9)
Cash Flows From Financing Activities
Proceeds from the issuance of term debt	1,626.9	3,871.5	2,099.9
Repayments of term debt	(4,417.7)	(5,842.3)	(2,498.0)
Proceeds from FHLB advances	5,964.1	308.6	7.7
Repayments of FHLB debt	(6,070.2)	(88.6)	(4.7)
Net increase in deposits	2,402.2	3,301.8	2,823.0
Collection of security deposits and maintenance funds	330.9	332.2	295.2
Use of security deposits and maintenance funds	(184.1)	(163.0)	(124.8)
Repurchase of common stock	(531.8)	(775.5)	(193.4)
Dividends paid	(114.9)	(95.3)	(20.1)
Purchase of noncontrolling interest	(20.5)
Payments on affordable housing investment credits	(4.8)
Net cash flows (used in) provided by financing activities	(1,019.9)	849.4	2,384.8
Increase (decrease) in unrestricted cash and cash equivalents	1,315.1	1,074.4	(555.1)
Unrestricted cash and cash equivalents, beginning of period	6,155.5	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period	7,470.6	6,155.5	5,081.1
Supplementary Cash Flow Disclosure
Interest paid	(1,110.0)	(1,049.5)	(997.8)
Federal, foreign, state and local income taxes (paid) collected, net	(9.5)	(21.6)	(68.0)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	3,039.4	3,671.0	5,167.0
Transfer of assets from held for sale to held for investment	(208.7)	(64.9)	(10.2)
Deposits on flight equipment purchases applied to acquisition of flight equipment purchases, capitalized interest, and buyer furnished equipment	554.2	$ 589.4	$ 407.5
Transfer of assets from held for investment to OREO	65.8
Issuance of common stock as consideration	$ 1,462.0